BUSINESS COMBINATION (Details Narrative)	Dec. 28, 2021 USD ($) shares
Equity Issued in Business Combination, Fair Value Disclosure | $	$ 1,099,776
Loyal Exchange Agreement [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	2,339,920